NUVEEN SHORT DURATION BOND FUND

NUVEEN MULTI-STRATEGY CORE BOND FUND

NUVEEN HIGH YIELD BOND FUND

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 18, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Class A Shares – Reduction or Elimination of Up-Front Sales Charge on Class A Shares – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NT3SAI-0711P

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 9, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Class A Shares – Reduction or Elimination of Up-Front Sales Charge on Class A Shares – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SFRISA-0711P